OPERATING LEASES	6 Months Ended
Jun. 30, 2022
OPERATING LEASES
OPERATING LEASES

7.OPERATING LEASES

The Company leases various office premises and facilities under non-cancelable operating leases that expire at various dates through March 2030. Some of the Company’s leases contain one or more options to extend. The Company considers options to extend the lease in determining the lease term.

Prior to the adoption of ASC 842, rent expense on operating leases was recognized on a straight-line basis over the term of the lease. In addition, certain of the Company’s operating lease agreements for office space also include rent holidays and scheduled rent escalations during the initial lease term. The Company recorded the rent holidays as a deferred rent within other liabilities on the condensed consolidated balance sheets. The Company expects to record deferred rent liability and scheduled rent increase on a straight-line basis into rent expense over the lease term commencing on the date the Company took possession of the leased space.

Operating lease expense for the three and six months ended June 30, 2022 was $383 and $679, respectively and $371 and $803 for the three and six months ended June 30, 2021, respectively. The Company records operating lease expense in the condensed consolidated statement of operation within general and administrative expenses.

On adoption of topic ASC 842 “Leases”, supplemental balance sheet information as of June 30, 2022 related to operating leases is shown below:

	As of June 30, 2022
Reported as:	$
Assets:
Operating lease right-of-use assets		$2,275
Liabilities:
Accrued expenses and other current liabilities		$808
Operating lease liabilities, non-current		1,648
Total operating lease liabilities		$2,456

As of June 30, 2022, the weighted-average remaining lease term and weighted-average discount rate for operating leases is 4.94 years and 11.33% respectively.

Supplemental cash flow information as of June 30, 2022 related to operating leases are as follows:

For Six months
ended June 30,
2022
Cash paid within operating cash flows	$140
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	2,888

As of June 30, 2022, the future minimum lease payments under non-cancelable operating leases are as follows:

As of June 30,
2022
2022 (remaining six months)	$625
2023	718
2024	566
2025	252
2026	219
Thereafter	438
Total operating lease payments	2,818
Less: Imputed interest	(362)
Total operating lease liabilities	$2,456